Summary of Significant Accounting Principles (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) ft²	Dec. 31, 2023 USD ($)
Summary of Significant Accounting Principles [Line Items]
Cash and cash equivalents	$ 653,188,906	$ 270,728,008
Cash and cash equivalents segregated under federal and foreign requirements	1,537,119,275	939,232,153
Allowance for credit losses	2,602,685	1,114,751
Decrease to indemnification obligation		557,103
Fractional share repurchase obligation	$ 172,309,953	$ 108,252,531
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]	Total revenues	Total revenues	Total revenues
Operating lease income	$ 1,125,772	$ 1,135,608	$ 1,102,459
Consideration paid to customers reduction revenue	21,181,848	3,623,929	518,110
Accretion to preferred shares redemption value	21,702,737	495,088,038	340,080,000
Securities sold not yet purchased	1,115	$ 2,196
China [Member]
Summary of Significant Accounting Principles [Line Items]
Land lease agreement right to use (in Square Feet) | ft²		288,690
United States [Member]
Summary of Significant Accounting Principles [Line Items]
Employee retirement benefits cost	371,147	$ 340,367	31,261
Mainland China [Member]
Summary of Significant Accounting Principles [Line Items]
Employee retirement benefits cost	6,094,541	4,664,052	3,009,712
Singapore [Member]
Summary of Significant Accounting Principles [Line Items]
Employee retirement benefits cost	334,061	311,149	358,879
Japan [Member]
Summary of Significant Accounting Principles [Line Items]
Employee retirement benefits cost	389,919	288,095	140,256
Others [Member]
Summary of Significant Accounting Principles [Line Items]
Employee retirement benefits cost	$ 1,172,769	$ 811,804	$ 370,547
Maximum [Member]
Summary of Significant Accounting Principles [Line Items]
Percentage of matching employee contributions			50.00%
Minimum [Member]
Summary of Significant Accounting Principles [Line Items]
Percentage of matching employee contributions			2.50%
Customer Concentration Risk [Member] | UNITED STATES | Accounts Receivable [Member]
Summary of Significant Accounting Principles [Line Items]
Concentration risk, percentage	90.00%	90.00%
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Principles [Line Items]
Concentration risk, percentage	14.00%	24.00%	41.00%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Principles [Line Items]
Concentration risk, percentage	73.00%
Customer Concentration Risk [Member] | Customer One [Member] | Cash and Cash Equivalents [Member]
Summary of Significant Accounting Principles [Line Items]
Concentration risk, percentage	69.00%	81.00%
Customer Concentration Risk [Member] | Customers Two [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Principles [Line Items]
Concentration risk, percentage	14.00%	19.00%	24.00%
Customer Concentration Risk [Member] | Customers Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Principles [Line Items]
Concentration risk, percentage	17.00%
Customer Concentration Risk [Member] | Customers Two [Member] | Cash and Cash Equivalents [Member]
Summary of Significant Accounting Principles [Line Items]
Concentration risk, percentage	14.00%
Customer Concentration Risk [Member] | Customers Three [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Principles [Line Items]
Concentration risk, percentage	12.00%	11.00%	11.00%
Customer Concentration Risk [Member] | Customers Three [Member] | Cash and Cash Equivalents [Member]
Summary of Significant Accounting Principles [Line Items]
Concentration risk, percentage		6.00%
Customer Concentration Risk [Member] | Customer Four [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Principles [Line Items]
Concentration risk, percentage	12.00%
Customer Concentration Risk [Member] | Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Principles [Line Items]
Concentration risk, percentage		85.00%